UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 76.0%
DWS Capital Growth Fund "Institutional" (a)	19,146	1,473,496
DWS Core Equity Fund "Institutional" (a)	549,625	13,273,449
DWS EAFE Equity Index Fund "Institutional" (a)	331,934	4,882,746
DWS Emerging Markets Equity Fund "Institutional" (a)	132,146	2,180,402
DWS Equity 500 Index Fund "Institutional" (a)	71,569	14,676,689
DWS Global Equity Fund "Institutional" (a)	168,551	1,358,520
DWS Global Growth Fund "Institutional" (a)	68,343	1,945,046
DWS Global Small Cap Growth Fund "Institutional" (a)	21,989	1,079,887
DWS Latin America Equity Fund "S" (a)	6,235	187,551
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	41,490	344,369
DWS RREEF Real Estate Securities Fund "Institutional" (a)	16,291	339,515
DWS Small Cap Core Fund "S" (a)	103,044	2,802,807
DWS Small Cap Growth Fund "S"* (a)	8,556	303,122
DWS Small Cap Value Fund "Institutional" (a)	7,009	338,036
DWS Technology Fund "Institutional"* (a)	48	911
DWS World Dividend Fund "Institutional" (a)	16,948	484,718

Total Equity - Equity Funds (Cost $35,705,189)		45,671,264
Equity Exchange-Traded Funds 2.0%
SPDR Barclays Convertible Securities Fund	24,160	1,128,513
SPDR Barclays Short Term High Yield Bond Fund	3,100	96,069

Total Equity Exchange-Traded Funds (Cost $1,014,574)		1,224,582
Fixed Income - Bond Funds 20.3%
DWS Core Fixed Income Fund "Institutional" (a)	345,383	3,364,035
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	198,942	604,783
DWS Enhanced Global Bond Fund "S" (a)	70,262	694,186
DWS Floating Rate Fund "Institutional" (a)	60,501	572,341
DWS Global Inflation Fund "Institutional" (a)	56,321	558,699
DWS High Income Fund "Institutional" (a)	57,416	286,503
DWS Short Duration Fund "S" (a)	181,812	1,676,304
DWS U.S. Bond Index Fund "Institutional" (a)	430,733	4,483,927

Total Fixed Income - Bond Funds (Cost $12,631,056)		12,240,778
Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $585,901)	61,383	594,191
Fixed Income - Money Market Fund 1.7%
Central Cash Management Fund, 0.07% (a) (b) (Cost $1,017,899)	1,017,899	1,017,899

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $50,954,619) †	101.0	60,748,714
Other Assets and Liabilities, Net	(1.0)	(628,404)

Net Assets	100.0	60,120,310

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $51,410,467.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $9,338,247.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,238,441 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $900,194.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2013 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2013
DWS Capital Growth Fund	2,914,689	—	1,747,000	562,499	—	—	1,473,496
DWS Core Equity Fund	8,561,845	3,555,606	38,678	66	28,606	—	13,273,449
DWS Core Fixed Income Fund	4,678,161	33,156	1,385,000	(53,783)	33,302	—	3,364,035
DWS Diversified Market Neutral Fund	640,313	—	41,000	633	—	—	594,191
DWS EAFE Equity Index Fund	7,793,736	105,184	3,845,000	468,680	—	—	4,882,746
DWS Emerging Markets Equity Fund	2,205,302	89,715	345,000	2,939	—	—	2,180,402
DWS Enhanced Commodity Strategy Fund	659,130	—	42,000	(16,554)	—	—	604,783
DWS Enhanced Global Bond Fund	710,286	10,082	48,000	(821)	4,805	—	694,186
DWS Equity 500 Index Fund	15,359,958	63,271	2,315,344	439,504	63,271	—	14,676,689
DWS Floating Rate Fund	—	572,942	—	—	1,941	—	572,341
DWS Global Equity Fund	1,350,954	6,390	145,000	27,027	—	—	1,358,520
DWS Global Growth Fund	—	1,935,404	—	—	—	—	1,945,046
DWS Global Inflation Fund	634,755	8,243	88,000	(11,120)	2,015	—	558,699
DWS Global Small Cap Growth Fund	—	1,066,629	—	—	—	—	1,079,887
DWS High Income Fund	984,122	12,101	732,000	30,975	12,101	—	286,503
DWS International Fund	753,810	—	830,834	108,035	—	—	—
DWS Large Cap Value Fund	1,867,876	10,098	2,000,877	442,073	10.098	—	—
DWS Latin America Equity Fund	—	192,867	—	—	—	—	187,551
DWS RREEF Global Real Estate Securities Fund	677,506	14,786	395,000	15,616	—	—	344,369
DWS RREEF Real Estate Securities Fund	—	358,134	—	—	—	—	339,515
DWS Short Duration Fund	993,009	687,211	6,075	(13)	8,211	—	1,676,304
DWS Small Cap Core Fund	3,144,241	31,785	841,000	212,315	—	—	2,802,807
DWS Small Cap Growth Fund	—	292,000	—	—	—	—	303,122
DWS Small Cap Value Fund	—	325,000	—	—	—	—	338,036
DWS Technology Fund	475,797	—	514,000	210,461	—	—	911
DWS U.S. Bond Index Fund	5,025,530	62,059	634,000	(40,072)	34,746	—	4,483,927
DWS World Dividend Fund	1,255,322	178,152	1,000,000	(176,367)	5,152	—	484,718
Central Cash Management Fund	1,621,205	8,215,622	8,818,928	—	—	—	1,017,899
Total	62,307,547	17,826,437	25,812,736	2,222,093	204,248	—	59,524,132

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$45,671,264	$—	$—	$45,671,264
Exchange-Traded Funds	1,224,582	—	—	1,224,582
Bond Funds	12,240,778	—	—	12,240,778
Market Neutral Fund	594,191	—	—	594,191
Money Market Fund	1,017,899	—	—	1,017,899
Total	$60,748,714	$—	$—	$60,748,714

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014